Income Taxes - Summary of Reconciliation of Taxes at PRC Statutory Rate to Provision for (Benefit From) Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax	¥ 29,726	$ 4,333	¥ 95	¥ 3,876
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax expense with statutory income tax rate	¥ 7,432	$ 1,084	¥ 24	¥ 969
Investment loss due to the deregistration of subsidiaries	(1,880)	(275)
Non-taxable gains from deregistration of subsidiaries	(2,204)	(321)
Changes in valuation allowance	3,186	464	(9,228)	4,667
Preferential tax rate	(3,756)	(548)	(24)	1,589
True-up on NOL	(702)	(102)	403	(4,574)
Other adjustments	(124)	(18)
Foreign tax effects			(2,350)	(698)
Total income tax expense	¥ 635	$ 93	¥ 722	¥ 1,101
Income before income tax, percent	100.00%	100.00%
Computed income tax expense with statutory income tax rate, percent	25.00%	25.00%
Investment loss due to the deregistration of subsidiaries, percent	(6.30%)	(6.30%)
Non-taxable gains from deregistration of subsidiaries, percent	(7.40%)	(7.40%)
Changes in valuation allowance, percent	10.70%	10.70%
Preferential tax rate, percent	(12.70%)	(12.70%)
True-up on NOL, percent	(2.40%)	(2.40%)
Other adjustments, percent	(0.40%)	(0.40%)
Income tax expense, percent	2.10%	2.10%
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Changes in valuation allowance	¥ (2,506)	$ (365)
True-up on NOL	3,131	457
Other adjustments	¥ 322	$ 47
Changes in valuation allowance, percent	(8.40%)	(8.40%)
True-up on NOL, percent	10.50%	10.50%
Other adjustments, percent	1.10%	1.10%
Cayman
Effective Income Tax Rate Reconciliation [Line Items]
Computed income tax expense with statutory income tax rate	¥ (2,266)	$ (330)
Computed income tax expense with statutory income tax rate, percent	(7.60%)	(7.60%)
Other Foreign Jurisdictions
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects	¥ 2	$ 0
Foreign tax effects, percent	0.00%	0.00%